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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08529
                                   ---------------------------------------------

                                 Monteagle Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6550 Directors Parkway     Abilene, Texas       79606
--------------------------------------------------------------------------------
              (Address of principal executive offices)   (Zip code)

                                Carl C. Peterson

   Parkway Advisors, L.P.    6550 Directors Parkway    Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (325) 698-3868
                                                    ---------------------
Date of fiscal year end:     August 31, 2007
                         ----------------------------

Date of reporting period:    May 31, 2007
                         ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited)

================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 48.5%                VALUE
--------------------------------------------------------------------------------
             FEDERAL FARM CREDIT BANK -- 8.3%
$  300,000   4.50%, due 10/24/2007                                   $   299,207
   500,000   5.26%(a), due 01/18/2008                                    500,272
   200,000   6.82%, due 03/16/2009                                       205,424
   250,000   5.375%, due 07/18/2011                                      252,063
   400,000   5.00%, due 12/12/2012                                       392,066
   250,000   6.00%, due 06/19/2013                                       250,630
   300,000   4.95%, due 11/12/2013                                       295,934
   300,000   5.40%, due 10/06/2015                                       295,202
   250,000   5.98%, due 09/15/2016                                       249,924
                                                                     -----------
                                                                       2,740,722
                                                                     -----------
             FEDERAL HOME LOAN BANK -- 16.3%
   250,000   5.125%, due 06/18/2008                                      249,596
   300,000   4.625%, due 08/25/2008                                      297,452
   250,000   5.00%, due 01/26/2009                                       248,813
   500,000   6.795%, due 06/30/2009                                      516,386
   250,000   5.375%, due 07/17/2009                                      251,305
   500,000   5.00%(a), due 08/09/2010                                    495,060
   300,000   4.85%, due 09/27/2010                                       296,258
   250,000   5.75%, due 05/15/2012                                       256,329
   200,000   5.80%, due 06/12/2013                                       200,508
   500,000   6.00%, due 06/18/2013                                       501,301
   250,000   5.125%, due 08/14/2013                                      249,041
   500,000   5.50%, due 08/28/2013                                       498,880
   500,000   5.25%, due 06/15/2014                                       501,314
   250,000   5.50%, due 08/25/2014                                       249,745
   300,000   5.17%, due 09/22/2014                                       293,070
   250,000   5.75%, due 03/13/2017                                       248,186
                                                                     -----------
                                                                       5,353,244
                                                                     -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.3%
   400,000   7.00%, due 03/15/2010                                       419,325
   250,000   5.00%, due 11/01/2010                                       248,492
   500,000   5.625%, due 03/15/2011                                      508,414
   500,000   5.85%, due 04/11/2013                                       499,879
 1,000,000   6.05%, due 08/15/2014                                     1,001,098
   300,000   6.00%, due 11/20/2015                                       299,133
   500,000   6.00%, due 08/18/2016                                       500,700
   250,000   5.00%(a), due 09/21/2018                                    248,363
                                                                     -----------
                                                                       3,725,404
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.6%
   200,000   5.00%, due 12/13/2007                                       199,687
   500,000   7.25%, due 01/15/2010                                       525,688
   500,000   5.125%, due 07/20/2012                                      493,041
   750,000   5.00%, due 08/02/2012                                       743,819
   100,000   6.00%, due 05/28/2014                                       100,024
   500,000   5.00%, due 03/02/2015                                       493,726
   250,000   5.25%, due 03/24/2015                                       247,236
   300,000   6.00%, due 09/01/2015                                       299,738
   500,000   6.07%, due 05/12/2016                                       502,429
   250,000   6.00%, due 08/29/2016                                       249,551
   280,000   5.08%, due 06/24/2018                                       268,261
                                                                     -----------
                                                                       4,123,200
                                                                     -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $16,028,502)                                    $15,942,570
                                                                     -----------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
 PAR VALUE   CORPORATE BONDS -- 26.6%                                   VALUE
--------------------------------------------------------------------------------
             BANKS -- 5.3%
$  250,000   Bank of America Corp., 5.875%, due 02/15/2009           $   252,396
   500,000   Bank of America Corp., 4.875%, due 01/15/2013               484,873
   500,000   SunTrust Bank, 6.375%, due 04/01/2011                       516,489
   500,000   Wells Fargo & Co., 5.25%, due 12/01/2007                    499,575
                                                                     -----------
                                                                       1,753,333
                                                                     -----------
             COMPUTERS -- 3.1%
 1,000,000   International Business Machines Corp., 5.375%,
               due 02/01/2009                                          1,000,778
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES -- 4.5%
   500,000   American Express Co., 4.75%, due 06/17/2009                 494,703
   500,000   CIT Group, Inc., 4.75%, due 12/15/2010                      485,621
   500,000   Goldman Sachs Group, Inc., 5.25%, due 10/15/2013            491,555
                                                                     -----------
                                                                       1,471,879
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT -- 0.7%
   250,000   Emerson Electric Co., 5.125%, due 12/01/2016                241,438
                                                                     -----------
             FOOD & BEVERAGES -- 7.0%
   300,000   Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011            305,965
   500,000   Bottling Group LLC, 4.625%, due 11/15/2012                  482,591
   500,000   Coca-Cola Co., 5.75%, due 03/15/2011                        507,112
 1,000,000   Nabisco, Inc., 7.05%, due 07/15/2007                      1,001,676
                                                                     -----------
                                                                       2,297,344
                                                                     -----------
             HEALTH CARE - SERVICES -- 0.7%
   250,000   UnitedHealth Group, Inc., 5.00%, due 08/15/2014             240,666
                                                                     -----------
             MINING -- 1.5%
   500,000   Alcoa, Inc., 5.375%, due 01/15/2013                         485,986
                                                                     -----------
             OIL & GAS -- 0.8%
   250,000   ConocoPhillips, 5.50%, due 04/15/2013                       250,897
                                                                     -----------
             PHARMACEUTICALS -- 1.5%
   500,000   Abbott Laboratories, 5.40%, due 09/15/2008                  500,317
                                                                     -----------
             SOFTWARE -- 0.9%
   309,090   First Data Corp., 4.85%, due 10/01/2014                     300,017
                                                                     -----------
             TELECOMMUNICATIONS SERVICES -- 0.6%
   200,000   SBC Communications, Inc., 5.625%, due 06/15/2016            198,296
                                                                     -----------

             TOTAL CORPORATE BONDS (Cost $9,003,229)                 $ 8,740,951
                                                                     -----------

================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES -- 13.5%                        VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.0%
$  399,225   Series 2840, 5.00%, due 08/15/2015                      $   391,659
   271,948   Series 15-L, 7.00%, due 07/25/2023                          278,766
   307,553   Series 3058, 5.50%, due 10/15/2035                          306,871
                                                                     -----------
                                                                         977,296
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.5%
 1,100,000   Pool 386008, 4.52%, due 04/01/2013                        1,070,625
   530,973   Pool 545759, 6.50%, due 07/01/2032                          544,348
   202,055   Pool 754289, 6.00%, due 11/01/2033                          202,882
                                                                     -----------
                                                                       1,817,855
                                                                     -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.0%
   383,858   Pool 648337, 5.00%, due 10/15/2020                          376,393
 1,000,000   Series 2003-81-PB, 6.00%, due 03/20/2029                  1,007,894
   236,018   Pool 476998, 6.50%, due 07/15/2029                          242,850
                                                                     -----------
                                                                       1,627,137
                                                                     -----------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,536,345)      $ 4,422,288
                                                                     -----------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
 PAR VALUE   MUNICIPAL OBLIGATIONS -- 9.4%                              VALUE
--------------------------------------------------------------------------------
             COLORADO -- 3.1%
$1,000,000   Denver Colorado City & County School District,
               6.76%, due 12/15/2007                                 $ 1,007,944
                                                                     -----------
             GEORGIA -- 3.3%
   300,000   Atlanta & Fulton County Recreation Authority,
               6.625%, due 12/01/2011                                    306,282
   750,000   La Grange Georgia Development Authority Revenue,
               6.10%, due 02/01/2010                                     763,132
                                                                     -----------
                                                                       1,069,414
                                                                     -----------
             TEXAS -- 3.0%
 1,000,000   Texas Technological University Revenue, 5.32%,
               due 08/15/2007                                          1,000,050
                                                                     -----------

             TOTAL MUNICIPAL OBLIGATIONS (Cost $3,053,400)           $ 3,077,408
                                                                     -----------

================================================================================
  SHARES     SHORT-TERM INVESTMENTS -- 0.7%                             VALUE
--------------------------------------------------------------------------------
   233,672   Merrimac U.S. Government Series - Investment Class,
               4.74% (a) (Cost $233,672)                             $   233,672
                                                                     -----------
             TOTAL INVESTMENTS AT VALUE -- 98.7%
               (Cost $32,855,148)                                    $32,416,889

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%               441,500
                                                                     -----------

             NET ASSETS -- 100.0%                                    $32,858,389
                                                                     ===========

(a) Variable rate security, the coupon rate shown is the effective interest rate as of May 31, 2007.

               See accompanying notes to schedule of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited)

================================================================================
  SHARES     COMMON STOCKS -- 97.3%                                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 2.8%
     1,500   Boeing Co. (The)                                        $   150,885
     3,575   United Technologies Corp.                                   252,216
                                                                     -----------
                                                                         403,101
                                                                     -----------
             APPAREL -- 0.9%
     5,300   Hanesbrands, Inc. (a)                                       138,330
                                                                     -----------
             BANKS -- 1.3%
     3,800   Bank of America Corp.                                       192,698
                                                                     -----------
             BIOTECHNOLOGY -- 1.8%
     2,300   Amgen, Inc. (a)                                             129,559
     1,600   Genentech, Inc. (a)                                         127,632
                                                                     -----------
                                                                         257,191
                                                                     -----------
             CHEMICALS -- 3.9%
     3,650   Air Products and Chemicals, Inc.                            284,664
     4,650   Monsanto Co.                                                286,440
                                                                     -----------
                                                                         571,104
                                                                     -----------
             COAL -- 1.2%
     3,375   Peabody Energy Corp. (b)                                    182,385
                                                                     -----------
             COMMERCIAL SERVICES -- 0.9%
     6,000   Western Union Co.                                           134,700
                                                                     -----------
             COMPUTER SOFTWARE & SERVICES -- 6.4%
     7,450   Activision, Inc. (a) (b)                                    147,436
    16,900   Microsoft Corp.                                             518,323
    14,200   Oracle Corp. (a)                                            275,196
                                                                     -----------
                                                                         940,955
                                                                     -----------
             COMPUTERS -- 4.5%
     1,500   Apple, Inc. (a)                                             182,340
     2,125   Cognizant Technology Solutions Corp. - Class A (a)          166,940
     2,700   Dell, Inc. (a)                                               72,549
     1,400   International Business Machines Corp. (b)                   149,240
     2,825   Network Appliance, Inc. (a)                                  90,937
                                                                     -----------
                                                                         662,006
                                                                     -----------
             COSMETICS / PERSONAL CARE -- 1.2%
     2,675   Procter & Gamble Co. (The)                                  169,996
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES -- 5.6%
     3,475   American Express Co.                                        225,806
     2,200   Franklin Resources, Inc.                                    298,628
       550   InterContinentalExchange, Inc. (a)                           79,717
     3,400   Janus Capital Group, Inc.                                    94,112
     1,300   Merrill Lynch & Co., Inc.                                   120,549
                                                                     -----------
                                                                         818,812
                                                                     -----------
             ELECTRONICS -- 1.8%
     2,000   Amphenol Corp. - Class A                                     71,560
     3,600   Thermo Fisher Scientific, Inc. (a)                          196,560
                                                                     -----------
                                                                         268,120
                                                                     -----------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
  SHARES     COMMON STOCKS -- 97.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FOOD & BEVERAGES -- 4.6%
     3,900   Coca-Cola Co. (The) (b)                                 $   206,661
     3,975   PepsiCo, Inc.                                               271,612
     3,950   Sysco Corp.                                                 130,824
     1,475   Whole Foods Market, Inc. (b)                                 60,622
                                                                     -----------
                                                                         669,719
                                                                     -----------
             HEALTH CARE - PRODUCTS -- 4.8%
     3,450   C.R. Bard, Inc.                                             291,214
     2,000   Johnson & Johnson                                           126,540
     2,700   Medtronic, Inc.                                             143,559
     3,300   St. Jude Medical, Inc. (a) (b)                              140,877
                                                                     -----------
                                                                         702,190
                                                                     -----------
             HEALTH CARE - SERVICES -- 1.9%
     3,600   Psychiatric Solutions, Inc. (a)                             140,472
     2,600   UnitedHealth Group, Inc.                                    142,402
                                                                     -----------
                                                                         282,874
                                                                     -----------
             HOUSEWARES -- 1.4%
     6,625   Newell Rubbermaid, Inc.                                     210,410
                                                                     -----------
             INSURANCE -- 2.3%
     4,575   American International Group, Inc.                          330,956
                                                                     -----------
             INTERNET -- 3.7%
     4,425   eBay, Inc. (a)                                              144,078
       505   Google, Inc. - Class A (a) (b)                              251,364
     5,300   Yahoo!, Inc. (a)                                            152,110
                                                                     -----------
                                                                         547,552
                                                                     -----------
             MEDIA -- 3.6%
     3,400   Viacom Corp. - Class B (a)                                  152,728
    10,600   Walt Disney Co. (The)                                       375,664
                                                                     -----------
                                                                         528,392
                                                                     -----------
             METAL FABRICATE & HARDWARE -- 1.7%
     2,025   Precision Castparts Corp.                                   242,109
                                                                     -----------
             MISCELLANEOUS MANUFACTURING -- 7.3%
       800   3M Co.                                                       70,368
     4,450   Danaher Corp.                                               327,075
    13,095   General Electric Co.                                        492,110
     3,800   Trinity Industries, Inc. (b)                                175,446
                                                                     -----------
                                                                       1,064,999
                                                                     -----------
             OIL & GAS -- 2.2%
     3,975   Apache Corp.                                                320,981
                                                                     -----------
             OIL & GAS SERVICES -- 1.2%
     2,550   Cameron International Corp. (a) (b)                         180,795
                                                                     -----------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
  SHARES     COMMON STOCKS -- 97.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             PHARMACEUTICALS -- 7.3%
     4,100   Abbott Laboratories                                     $   231,035
       900   Allergan, Inc.                                              112,077
     2,325   Eli Lilly & Co. (b)                                         136,292
     2,002   Gilead Sciences, Inc. (a) (b)                               165,706
     8,600   Pfizer, Inc.                                                236,414
     5,875   Schering-Plough Corp.                                       192,347
                                                                     -----------
                                                                       1,073,871
                                                                     -----------
             RETAIL -- 8.9%
     4,800   Burger King Holdings, Inc.                                  122,880
     6,600   Gamestop Corp. - Class A (a)                                244,068
     1,700   Home Depot, Inc. (The)                                       66,079
     4,425   Lowe's Cos., Inc.                                           145,228
     2,500   Nordstrom, Inc.                                             129,825
     3,100   Payless ShoeSource, Inc. (a)                                110,732
     2,100   Target Corp.                                                131,103
     3,000   Walgreen Co.                                                135,390
     4,425   Wal-Mart Stores, Inc.                                       210,630
                                                                     -----------
                                                                       1,295,935
                                                                     -----------
             SEMICONDUCTORS -- 7.5%
     7,225   Applied Materials, Inc.                                     137,997
    11,100   Intel Corp.                                                 246,087
     2,150   MEMC Electronic Materials, Inc. (a)                         130,677
     6,500   Microchip Technology, Inc.                                  263,770
     7,800   Micron Technology, Inc. (a) (b)                              95,004
     6,250   Texas Instruments, Inc.                                     221,000
                                                                     -----------
                                                                       1,094,535
                                                                     -----------
             TELECOMMUNICATIONS SERVICES -- 4.8%
    11,375   Cisco Systems, Inc. (a)                                     306,215
     5,425   QUALCOMM, Inc.                                              233,004
     6,950   Sprint Nextel Corp.                                         158,807
                                                                     -----------
                                                                         698,026
                                                                     -----------
             TRANSPORTATION -- 1.8%
     2,425   FedEx Corp.                                                 270,679
                                                                     -----------

             TOTAL COMMON STOCKS (Cost $12,659,598)                  $14,253,421
                                                                     -----------

================================================================================
  SHARES     SHORT-TERM INVESTMENTS -- 2.7%                             VALUE
--------------------------------------------------------------------------------
   397,078   Merrimac U.S. Government Series - Investment Class,
               4.74% (c) (Cost $397,078)                             $   397,078
                                                                     -----------
             TOTAL INVESTMENTS AT VALUE -- 100.0%
               (Cost $13,056,676)                                    $14,650,499

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                   586
                                                                     -----------

             NET ASSETS -- 100.0%                                    $14,651,085
                                                                     ===========

(a)   Non-income producing security.

(b)   Securities on loan, all or part (Note 4).

(c) Variable rate security, the coupon rate shown is the effective interest rate as of May 31, 2007.

               See accompanying notes to schedule of investments.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited)

================================================================================
  SHARES     COMMON STOCKS -- 99.8%                                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 7.0%
    10,000   Lockheed Martin Corp.                                   $   981,000
    14,500   United Technologies Corp.                                 1,022,975
                                                                     -----------
                                                                       2,003,975
                                                                     -----------
             APPAREL -- 3.4%
    19,000   Coach, Inc. (a)                                             975,840
                                                                     -----------
             BIOTECHNOLOGY -- 1.4%
     5,100   Genentech, Inc. (a)                                         406,827
                                                                     -----------
             COMMERCIAL SERVICES -- 3.6%
    14,800   Moody's Corp. (b)                                         1,030,820
                                                                     -----------
             COMPUTERS -- 7.1%
     9,200   Apple, Inc. (a)                                           1,118,352
    11,400   Cognizant Technology Solutions Corp. - Class A (a)          895,584
                                                                     -----------
                                                                       2,013,936
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES -- 17.8%
    17,400   American Express Co.                                      1,130,652
     6,400   BlackRock, Inc. (b)                                         982,656
     1,800   Chicago Mercantile Exchange Holdings, Inc. - Class A        955,800
     7,600   Franklin Resources, Inc.                                  1,031,624
    11,300   Morgan Stanley                                              960,952
                                                                     -----------
                                                                       5,061,684
                                                                     -----------
             ELECTRONICS -- 2.3%
    10,000   Garmin Ltd. (b)                                             643,300
                                                                     -----------
             HEALTH CARE - PRODUCTS -- 7.3%
    20,000   Medtronic, Inc.                                           1,063,400
    15,200   Stryker Corp.                                             1,023,112
                                                                     -----------
                                                                       2,086,512
                                                                     -----------
             INSURANCE -- 1.8%
     7,000   American International Group, Inc.                          506,380
                                                                     -----------
             INTERNET -- 4.1%
     2,330   Google, Inc. - Class A (a) (b)                            1,159,758
                                                                     -----------
             LODGING -- 1.6%
    12,500   Hilton Hotels Corp.                                         444,375
                                                                     -----------
             MEDIA -- 3.5%
    45,000   News Corp. - Class A                                        994,050
                                                                     -----------
             METAL FABRICATE & HARDWARE -- 3.6%
     8,700   Precision Castparts Corp.                                 1,040,172
                                                                     -----------

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
  SHARES     COMMON STOCKS -- 99.8% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             MISCELLANEOUS MANUFACTURING -- 3.5%
    26,700   General Electric Co.                                    $ 1,003,386
                                                                     -----------
             OIL & GAS SERVICES -- 7.7%
    11,500   Schlumberger Ltd.                                           895,505
    15,200   Smith International, Inc.                                   843,752
     4,700   Transocean, Inc. (a)                                        461,728
                                                                     -----------
                                                                       2,200,985
                                                                     -----------
             PHARMACEUTICALS -- 3.6%
    12,500   Gilead Sciences, Inc. (a) (b)                             1,034,625
                                                                     -----------
             REAL ESTATE -- 3.9%
    29,600   CB Richard Ellis Group, Inc - Class A (a) (b)             1,101,712
                                                                     -----------
             RETAIL -- 3.4%
    21,300   Walgreen Co.                                                961,269
                                                                     -----------
             SOFTWARE -- 6.6%
    33,300   Microsoft Corp.                                           1,021,311
    45,000   Oracle Corp. (a)                                            872,100
                                                                     -----------
                                                                       1,893,411
                                                                     -----------
             TELECOMMUNICATIONS SERVICES -- 6.6%
    13,400   America Movil SAB de C.V. - ADR                             811,370
    39,900   Cisco Systems, Inc. (a)                                   1,074,108
                                                                     -----------
                                                                       1,885,478
                                                                     -----------

             TOTAL COMMON STOCKS (Cost $22,606,915)                  $28,448,495
                                                                     -----------

================================================================================
  SHARES     SHORT-TERM INVESTMENTS -- 0.2%                             VALUE
--------------------------------------------------------------------------------
    74,406   Merrimac U.S. Government Series - Investment Class,
               4.74% (c) (Cost $74,406)                              $    74,406
                                                                     -----------
             TOTAL INVESTMENTS AT VALUE -- 100.0%
               (Cost $22,681,321)                                    $28,522,901

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)              12,058
                                                                     -----------

             NET ASSETS -- 100.0%                                    $28,510,843
                                                                     ===========

(a)   Non-income producing security.

(b)   Securities on loan, all or part (Note 4).

(c) Variable rate security, the coupon rate shown is the effective interest rate as of May 31, 2007.

ADR - American Depositary Receipt

               See accompanying notes to schedule of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited)

================================================================================
  SHARES     COMMON STOCKS -- 97.1%                                     VALUE
--------------------------------------------------------------------------------
             APPAREL -- 2.2%
    16,500   Gap, Inc. (The)                                         $   305,580
                                                                     -----------
             BANKS -- 4.7%
     6,425   Bank of America Corp.                                       325,812
     7,900   Fifth Third Bancorp (b)                                     334,644
                                                                     -----------
                                                                         660,456
                                                                     -----------
             BIOTECHNOLOGY -- 3.2%
     8,100   Amgen, Inc. (a)                                             456,273
                                                                     -----------
             CHEMICALS -- 2.5%
     7,900   Dow Chemical Co. (The)                                      358,502
                                                                     -----------
             COMPUTER SOFTWARE & SERVICES -- 3.9%
     5,700   Electronic Arts, Inc. (a)                                   278,559
     6,300   SanDisk Corp. (a) (b)                                       274,365
                                                                     -----------
                                                                         552,924
                                                                     -----------
             COMPUTERS -- 1.6%
     8,500   Dell, Inc. (a)                                              228,395
                                                                     -----------
             DATA PROCESSING -- 2.0%
     7,100   Paychex, Inc.                                               286,840
                                                                     -----------
             DIVERSIFIED FINANCIAL SERVICES -- 2.4%
     3,300   Legg Mason, Inc.                                            333,399
                                                                     -----------
             ELECTRONICS -- 2.0%
    12,300   Jabil Circuit, Inc.                                         282,900
                                                                     -----------
             FOOD & BEVERAGES -- 4.9%
    11,300   Sysco Corp.                                                 374,256
     7,700   Whole Foods Market, Inc. (b)                                316,470
                                                                     -----------
                                                                         690,726
                                                                     -----------
             HEALTH CARE - SERVICES -- 3.9%
    10,400   Aetna, Inc.                                                 550,472
                                                                     -----------
             HOME BUILDERS -- 2.3%
     6,900   KB Home                                                     316,641
                                                                     -----------
             INSURANCE -- 2.2%
     4,309   American International Group, Inc.                          311,713
                                                                     -----------
             INTERNET -- 1.9%
     8,300   eBay, Inc. (a)                                              270,248
                                                                     -----------
             MINING -- 2.7%
     9,200   Newmont Mining Corp.                                        374,256
                                                                     -----------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
  SHARES     COMMON STOCKS -- 97.1% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             MISCELLANEOUS MANUFACTURING -- 12.0%
     3,400   Burlington Northern Santa Fe Corp.                      $   316,642
     4,400   Caterpillar, Inc.                                           345,752
     8,800   General Electric Co.                                        330,704
    14,250   Leggett & Platt, Inc. (b)                                   348,698
     5,100   Rockwell Automation, Inc.                                   347,055
                                                                     -----------
                                                                       1,688,851
                                                                     -----------
             OIL & GAS -- 12.1%
     4,500   ConocoPhillips                                              348,435
     6,200   DTE Energy Co.                                              327,856
     8,600   Rowan Cos., Inc.                                            339,528
     3,600   Transocean, Inc. (a)                                        353,664
     4,500   Valero Energy Corp.                                         335,790
                                                                     -----------
                                                                       1,705,273
                                                                     -----------
             OIL & GAS SERVICES -- 2.5%
     9,600   Halliburton Co.                                             345,120
                                                                     -----------
             PHARMACEUTICALS -- 2.4%
     6,400   Barr Pharmaceuticals, Inc. (a)                              341,248
                                                                     -----------
             RETAIL -- 7.1%
     8,100   Home Depot, Inc.                                            314,847
     5,250   Target Corp.                                                327,757
     8,000   Walgreen Co.                                                361,040
                                                                     -----------
                                                                       1,003,644
                                                                     -----------
             SEMICONDUCTORS -- 7.9%
    22,000   Applied Materials, Inc.                                     420,200
    19,000   Intel Corp.                                                 421,230
     8,800   Maxim Integrated Products, Inc.                             270,600
                                                                     -----------
                                                                       1,112,030
                                                                     -----------
             TELECOMMUNICATIONS SERVICES -- 8.4%
    12,688   AT&T, Inc.                                                  524,522
     6,900   QUALCOMM, Inc.                                              296,355
    16,000   Sprint Nextel Corp.                                         365,600
                                                                     -----------
                                                                       1,186,477
                                                                     -----------
             TRANSPORTATION -- 2.3%
     4,600   United Parcel Service, Inc. - Class B (b)                   331,062
                                                                     -----------

             TOTAL COMMON STOCKS (Cost $12,259,238)                  $13,693,030
                                                                     -----------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
  SHARES     SHORT-TERM INVESTMENTS -- 2.8%                             VALUE
--------------------------------------------------------------------------------
   394,711   Merrimac U.S. Government Series - Investment Class,
               4.74% (c) (Cost $394,711)                             $   394,711
                                                                     -----------
             TOTAL INVESTMENTS AT VALUE -- 99.9%
               (Cost $12,653,949)                                    $14,087,741

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                 8,106
                                                                     -----------

             NET ASSETS -- 100.0%                                    $14,095,847
                                                                     ===========

(a)   Non-income producing security.

(b)   Securities on loan, all or part (Note 4).

(c) Variable rate security, the coupon rate shown is the effective interest rate as of May 31, 2007.

               See accompanying notes to schedule of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited)

================================================================================
  SHARES     COMMON STOCKS -- 93.4%                                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 3.8%
    15,000   Goodrich Corp.                                          $   892,350
                                                                     -----------
             APPAREL -- 2.7%
    34,000   Gap, Inc. (The)                                             629,680
                                                                     -----------
             CHEMICALS -- 4.7%
    14,750   E.I. du Pont de Nemours & Co.                               771,720
    20,000   Georgia Gulf Corp. (b)                                      345,200
                                                                     -----------
                                                                       1,116,920
                                                                     -----------
             ELECTRIC -- 2.1%
    25,550   Duke Energy Corp.                                           499,247
                                                                     -----------
             ELECTRONICS -- 2.6%
    34,400   Vishay Intertechnology, Inc. (a)                            613,008
                                                                     -----------
             HEALTH CARE - PRODUCTS -- 2.7%
    40,000   Boston Scientific Corp. (a)                                 626,800
                                                                     -----------
             MEDIA -- 5.2%
    15,000   Media General, Inc. -  Class A                              546,750
    21,000   Tribune Co.                                                 676,200
                                                                     -----------
                                                                       1,222,950
                                                                     -----------
             MINING -- 10.1%
    22,000   Alcoa, Inc.                                                 908,160
    25,000   Barrick Gold Corp.                                          728,250
    18,000   Newmont Mining Corp.                                        732,240
                                                                     -----------
                                                                       2,368,650
                                                                     -----------
             MISCELLANEOUS MANUFACTURING -- 4.9%
    25,000   Trinity Industries, Inc. (b)                              1,154,250
                                                                     -----------
             OIL & GAS -- 14.9%
     8,000   Marathon Oil Corp.                                          990,480
    26,450   Rowan Cos., Inc.                                          1,044,246
    15,000   Transocean, Inc. (a)                                      1,473,600
                                                                     -----------
                                                                       3,508,326
                                                                     -----------
             OIL & GAS SERVICES -- 13.5%
     7,000   Baker Hughes, Inc. (b)                                      577,360
    34,000   Halliburton Co.                                           1,222,300
    21,000   Tidewater, Inc.                                           1,386,000
                                                                     -----------
                                                                       3,185,660
                                                                     -----------
             PHARMACEUTICALS -- 6.2%
    20,000   Pfizer, Inc.                                                549,800
    28,000   Schering-Plough Corp.                                       916,720
                                                                     -----------
                                                                       1,466,520
                                                                     -----------
             PIPELINES -- 3.4%
    30,000   Spectra Energy Corp.                                        798,900
                                                                     -----------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2007 (Unaudited) (Continued)

================================================================================
  SHARES     COMMON STOCKS -- 93.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             RETAIL -- 3.8%
     5,000   Sears Holdings Corp. (a)                                $   900,100
                                                                     -----------
             SEMICONDUCTORS -- 3.0%
    17,000   Applied Materials, Inc.                                     324,700
    17,000   Intel Corp.                                                 376,890
                                                                     -----------
                                                                         701,590
                                                                     -----------
             SOFTWARE -- 4.1%
    15,000   Avocent Corp. (a)                                           420,450
    18,000   Microsoft Corp.                                             552,060
                                                                     -----------
                                                                         972,510
                                                                     -----------
             TELECOMMUNICATIONS SERVICES -- 5.7%
    20,000   AT&T, Inc.                                                  826,800
    12,000   Verizon Communications, Inc.                                522,360
                                                                     -----------
                                                                       1,349,160
                                                                     -----------

             TOTAL COMMON STOCKS (Cost $13,767,838)                  $22,006,621
                                                                     -----------

================================================================================
  SHARES     SHORT-TERM INVESTMENTS -- 6.4%                             VALUE
--------------------------------------------------------------------------------
 1,501,463   Merrimac U.S. Government Series - Investment Class,
               4.74% (c) (Cost $1,501,463)                           $ 1,501,463
                                                                     -----------
             TOTAL INVESTMENTS AT VALUE -- 99.8%
               (Cost $15,269,301)                                    $23,508,084

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                38,680
                                                                     -----------

             NET ASSETS -- 100.0%                                    $23,546,764
                                                                     ===========

(a)   Non-income producing security.

(b)   Securities on loan, all or part (Note 4).

(c) Variable rate security, the coupon rate shown is the effective interest rate as of May 31, 2007.

               See accompanying notes to schedule of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)

1. SECURITIES VALUATION

Securities, other than short-term securities, held by the Monteagle Fixed Income Fund, the Monteagle Quality Growth Fund, the Monteagle Large Cap Growth Fund, the Monteagle Select Value Fund and the Monteagle Value Fund (each a "Fund" and collectively the "Funds") for which market quotations are readily available are valued at current market value using the last reported sales price or the official closing price, as applicable, provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing service. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At May 31, 2007, no securities were valued at fair value. Securities with maturities of 60 days or less are valued at amortized cost.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of specific identification.

3. FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2007:

                              Fixed Income   Quality Growth    Large Cap    Select Value
                                  Fund            Fund        Growth Fund       Fund        Value Fund
                              ------------   --------------   -----------   ------------   -----------
Tax cost                       $32,855,148     $13,119,520    $22,681,321    $12,653,949   $15,269,303
                               ===========     ===========    ===========    ===========   ===========
Unrealized appreciation        $    48,566     $ 1,837,657    $ 6,095,014    $ 1,557,033   $ 8,439,091
Unrealized depreciation           (486,825)       (306,678)      (253,434)      (123,241)     (200,310)
                               -----------     -----------    -----------    -----------   -----------
Net unrealized appreciation
  (depreciation)               $  (438,259)    $ 1,530,979    $ 5,841,580    $ 1,433,792   $ 8,238,781
                               ===========     ===========    ===========    ===========   ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Quality Growth Fund and Large Cap Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (UNAUDITED) (CONTINUED)

4. SECURITIES LENDING

As of May 31, 2007, the Quality Growth Fund, Large Cap Growth Fund, Select Value Fund and Value Fund had loaned securities in return for securities and cash collateral, which was invested in various short-term fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Funds from securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due or when called by the Funds. As of May 31, 2007, the market value of the securities on loan and the value of the related collateral was as follows:

                                     Quality Growth   Large Cap Growth   Select Value
                                          Fund              Fund             Fund       Value Fund
                                     --------------   ----------------   ------------   ----------
Market value of securities on loan     $1,702,262        $5,952,871       $1,478,961    $2,076,810
                                       ==========        ==========       ==========    ==========
Value of related collateral            $1,757,403        $6,130,370       $1,531,682    $2,155,000
                                       ==========        ==========       ==========    ==========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds
             --------------------------------------------

By (Signature and Title)* /s/ Carl C. Peterson
                          -------------------------------
                          Carl C. Peterson, President

Date July 30, 2007
     ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Carl C. Peterson
                          -------------------------------
                          Carl C. Peterson, President

Date July 30, 2007
     ----------------------------


By (Signature and Title)* /s/ Mark J. Seger
                          -------------------------------
                          Mark J. Seger, Treasurer

Date July 30, 2007
     ----------------------------

* Print the name and title of each signing officer under his or her signature.